Selected Statements of Operations Data (Details) - Schedule of financial income, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income:
Interest on bank deposits and other	$ 2,129	$ 2,238	$ 2,535
Realized gain on sale of marketable securities, net	32	503	271
Interest on marketable securities	3,243	2,870	1,975
Amortization of premium and accretion of discount on marketable securities, net			112
Total financial income	5,404	5,611	4,893
Financial expenses:
Bank charges	(286)	(357)	(405)
Exchange rate differences, net	(1,240)	(1,361)	(1,175)
Amortization of premium and accretion of discount on marketable securities, net	(1,279)	(395)
Total financial expenses	(2,805)	(2,113)	(1,580)
Total financial income, net:	$ 2,599	$ 3,498	$ 3,313